LEASING	12 Months Ended
Dec. 31, 2022
LEASING
LEASING

NOTE 13 — LEASING

a) Summary of changes in the leasing assets:

		Machines, equipment,	Data electronic
Right-of-use Cost	Land and buildings	and installations	equipment	Others	Total
Balances as of January 1, 2020	283,994	533,286	107,413	62,442	987,135
Additions	5,670	185,116	175	43,862	234,823
Disposals	(14,583)	(14,846)	—	(1,176)	(30,605)
Remeasurements	111	(3,035)	12,548	69	9,693
Foreign exchange effect	26,748	37,809	340	15,747	80,644
Balances as of December 31, 2020	301,940	738,330	120,476	120,944	1,281,690
Additions	48,504	135,652	291	36,599	221,046
Disposals	(5,621)	(109,947)	(151)	(22,066)	(137,785)
Remeasurements	40,024	55,866	6,456	4,045	106,391
Results in operations with subsidiary and joint ventures (note 3.4)	—	(2,894)	(302)	—	(3,196)
Foreign exchange effect	8,152	13,828	111	8,599	30,690
Balances as of December 31, 2021	392,999	830,835	126,881	148,121	1,498,836
Additions	157,577	80,759	—	87,279	325,615
Disposals	(4,339)	(89,751)	—	(832)	(94,922)
Remeasurements	33,801	112,946	6,716	6,578	160,041
Foreign exchange effect	(17,851)	(25,080)	(113)	(21,851)	(64,895)
Balances as of December 31, 2022	562,187	909,709	133,484	219,295	1,824,675

		Machines, equipment,	Data electronic
Accumulated depreciation	Land and buildings	and installations	equipment	Others	Total
Balances as of January 1, 2020	(49,483)	(123,277)	(15,396)	(21,665)	(209,821)
Depreciation	(51,451)	(166,741)	(15,459)	(27,110)	(260,761)
Disposals	8,601	13,453	—	1,027	23,081
Foreign exchange effect	(5,286)	(8,091)	(70)	(5,431)	(18,878)
Balances as of December 31, 2020	(97,619)	(284,656)	(30,925)	(53,179)	(466,379)
Depreciation	(59,284)	(186,300)	(13,800)	(31,750)	(291,134)
Disposals	3,668	108,532	97	21,334	133,631
Results in operations with subsidiary and joint ventures (note 3.4)	—	1,860	230	—	2,090
Foreign exchange effect	(3,574)	(7,889)	(45)	(3,792)	(15,300)
Balances as of December 31, 2021	(156,809)	(368,453)	(44,443)	(67,387)	(637,092)
Depreciation	(77,668)	(201,777)	(12,849)	(34,574)	(326,868)
Disposals	4,277	86,298	—	568	91,143
Foreign exchange effect	3,785	1,583	28	3,622	9,018
Balances as of December 31, 2022	(226,415)	(482,349)	(57,264)	(97,771)	(863,799)

Right-of-use Assets
Balances as of December 31, 2020	204,321	453,674	89,551	67,765	815,311
Balances as of December 31, 2021	236,190	462,382	82,438	80,734	861,744
Balances as of December 31, 2022	335,772	427,359	76,220	121,524	960,876

b) Leasing payable:

Leasing payments are presented in the Statement of Cash Flow.

The liabilities presented in the Balance Sheet are adjusted to present value, based on risk-free interest rates observed in each country where the Company has operations, adjusted by the Company’s credit spread, where on December 31, 2022 the discount rates were between 3.5% p.a. to 13.4% p.a. (3.5% p.a. to 16.3% p.a. in December 31, 2021), varying according to the country and duration of the lease.

The payment schedules of leasing are as follows:

	2022	2021
2022	—	275,086
2023	275,934	211,576
2024	195,137	127,718
2025	162,315	88,682
2026	114,801	73,654
2027 on	282,456	141,649
	1,030,643	918,365

Leasing payable
Current	275,934	275,086
Non-current	754,709	643,279

Financial expense for the years ended on December 31, 2022 and 2021	88,370	68,789